Share-based Compensation - Additional information (Details $ / shares in Units, ¥ in Thousands, $ in Millions				1 Months Ended		12 Months Ended
	Jun. 17, 2019 USD ($) $ / shares shares	Nov. 20, 2018 $ / shares shares	Jun. 13, 2018 CNY (¥)	Sep. 29, 2018 USD ($) shares	Sep. 29, 2018 CNY (¥) shares	Dec. 31, 2019 shares	Dec. 31, 2018 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued						80,000
Value of shares issued | ¥							¥ 103,372
Offering 2,600,000 American Depositary Shares ("ADSs") issued and sold						80,000
Repurchase of restricted shares from employees (in shares)	6,358,500
Repurchase of restricted shares from employees, Share price | $ / shares	$ 0.75
Repurchase of restricted shares from employees, Consideration | $	$ 4.8
Class B ordinary shares | Mr. Wei Wen
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock voting right			15
Total share based compensation expense | ¥			¥ 4,700
Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued		10,400,000
Offering 2,600,000 American Depositary Shares ("ADSs") issued and sold		10,400,000
Share price per ADS | $ / shares		$ 7.80
ADS
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued						20,000
Offering 2,600,000 American Depositary Shares ("ADSs") issued and sold						20,000
Repurchase of restricted shares from employees, Share price | $ / shares	$ 3.00
ACEE Capital Ltd. | Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share based compensation expense | ¥					¥ 1,700
Number of shares issued				521,962	521,962
Value of shares issued | $				$ 1.1
Offering 2,600,000 American Depositary Shares ("ADSs") issued and sold				521,962	521,962